NON-CONTROLLING INTERESTS (Tables)	12 Months Ended
Feb. 02, 2018
Noncontrolling Interest [Abstract]
Effect of Changes in Ownership Interests of Less than Wholly Owned Subsidiaries
The effect of changes in the Company's ownership interest in VMware, Inc., Pivotal, and SecureWorks on the Company's equity was as follows:

Fiscal Year Ended
February 2, 2018
(in millions)
Net loss attributable to Dell Technologies Inc.	$(2,849)
Transfers (to) from the non-controlling interests:
Increase in Dell Technologies Inc. additional paid-in-capital for equity issuances and other equity activity	620
Decrease in Dell Technologies Inc. additional paid-in-capital for equity issuances and other equity activity	(855)
Net transfers to non-controlling interests	(235)
Change from net loss attributable to Dell Technologies Inc. and transfers to/from the non-controlling interests	$(3,084)